Expense Example - Pioneer Multi-Asset Ultrashort Income Fund	Aug. 01, 2021 USD ($)
A
Expense Example:
1	$ 61
3	192
5	335
10	750
C
Expense Example:
1	93
3	290
5	504
10	1,120
C2
Expense Example:
1	192
3	287
5	498
10	1,108
K
Expense Example:
1	38
3	119
5	208
10	468
Y
Expense Example:
1	46
3	144
5	252
10	$ 567